Annual Fund Operating Expenses - Class ADV I S S2 Shares - Voya US Stock Index Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.53%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.79%
Waivers and Reimbursements	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.79%
Class I
Operating Expenses:
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.26%
Waivers and Reimbursements	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.26%
Class S
Operating Expenses:
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.51%
Waivers and Reimbursements	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.50%
Class S2
Operating Expenses:
Management Fees	0.26%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.66%
Waivers and Reimbursements	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.66%

[1]	The distributor is contractually obligated to waive 0.01% of the shareholder services fee for Class S shares through May 1, 2022. Termination or modification of this obligation requires approval by the Portfolio’s board.